Accrued liabilities and other payables - Schedule of Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social charges	$ 12,063	$ 5,726
R&D costs	15,333	8,922
Other	2,979	782
Total current accrued expenses and other current liabilities	$ 30,375	$ 15,430